Mineral Stream Interests - Summary of Disposal of San Dimas Silver Interest (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Disclosure Of Mineral Stream Interests [line items]
Gain on disposal of the San Dimas SPA	$ 245,715	$ 245,715
San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash received		220,000
Total net proceeds from the disposal of the San Dimas SPA		381,000
Less: carrying value plus closing costs		(135,285)
Gain on disposal of the San Dimas SPA		245,715
San Dimas [member] | First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Fair value of First Majestic shares received		151,000
San Dimas [member] | Goldcorp Inc. [member]
Disclosure Of Mineral Stream Interests [line items]
Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas		$ 10,000